Commitments and Contingencies (Details) $ in Thousands	Apr. 30, 2018 USD ($)	Apr. 30, 2018 EUR (€)	Dec. 31, 2018 USD ($) $ / €
Future Minimum Contractual Charter Revenue [Abstract]
2019			$ 8,540
2020			5,661
2021			5,738
2022			5,831
2023			5,035
Total			$ 30,805
Lease term of new office spaces	5 years	5 years
Renewal term of new office spaces	5 years	5 years
Monthly rent	$ 15	€ 13,000
Exchange rate | $ / €			1.145
Annual percentage inflation adjustment	1.00%	1.00%
Office Rental Obligations [Abstract]
2019			$ 128
2020			182
2021			184
2022			185
2023			54
Total			$ 733
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			5 months
Renewal term of time charter agreements			3 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			60 months
Renewal term of time charter agreements			18 months